DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net Loss Per Share (Details) - shares	1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 31, 2015	Jul. 31, 2016	Jul. 31, 2015	Jan. 31, 2016	Dec. 31, 2014
Net Loss Per Share
Stock expected to vest		193,333
Anti dilutive securities excluded from computation of diluted net loss per share	9,793,000	10,002,000	4,837,000	5,741,000	9,713,000